Equity Incentive Plan - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2009	Dec. 31, 2006	Jun. 03, 2015	Apr. 22, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exchange for new stock option granted	4,369,000
Stock options exercise price	$ 1.47
Eligible stock options exchanged for new stock options granted	3,785,000
Stock Option Granted		0	0	0
Stock Option Granted Intrinsic Value		$ 0	$ 0	$ 3,040,000
Total unrecognized compensation cost related to non-vested share-based compensation		0
Cash received from employee toward stock option exercise		0	0	380,000
Tax effect for stock-based compensation benefit (expense) for option and restricted stock units exercised		(49,000)	177,000	124,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted exercise price	$ 1.85
Employee Stock Options And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax effect for stock-based compensation benefit (expense) for option and restricted stock units exercised		$ 3,446,000	$ 2,211,000	$ 2,273,000
2005 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized								10,000,000
Additional ordinary shares authorized					15,000,000	15,000,000
2005 Equity Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio of restricted stock unit to ordinary shares		one-for-one
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized							20,000,000
The 2005 Plan and The 2015 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to non-vested share-based compensation		$ 3,665,000